PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Investment property	442	442
Computer software	229	230
Renovation	87	87
Office equipment	16	16
Furniture and fittings	34	34
Motor vehicle	239	239
Subtotal	1,047	1,048
Less: Accumulated depreciation	(469)	(497)
Property, plant and equipment, net	578	551

Depreciation expense was approximately US$30,227 and US$28,030 for the six-month periods ended June 30, 2024 and 2025, respectively.